Note 11 - Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
N
OTE
1
1
Deposits
Deposits and their weighted average interest rates at
December 31
,
2017
and
2016
are summarized as follows:

	20 1 7			20 16
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$172,007	27.1%	0.00%	$158,024	26.7%
NOW accounts	0.05	90,599	14.3	0.07	92,670	15.6
Savings accounts	0.08	75,255	11.8	0.08	74,238	12.5
Money market accounts	0.40	186,937	29.4	0.25	165,179	27.9
		524,798	82.6		490,111	82.7
Certificates by rate:
0-0.99%		58,444	9.2		79,628	13.4
1-1.99%		43,691	6.9		22,958	3.9
2-2.99%		8,550	1.3		0	0.0
3-3.99%		118	0.0		114	0.0
Total certificates	0.94	110,803	17.4	0.61	102,700	17.3
Total deposits	0.30	$635,601	100.0%	0.20	$592,811	100.0%

At
December 31,
20
17
and
2016,
the Company had
$204.2
million and
$172.6
million, respectively, of deposit accounts with balances of
$250,000
or more. At
December 31, 2017
and
2016,
the Company had
no
certificate accounts that had been acquired through a broker.

Certificates had the following maturities at
December 31
,
2017
and
2016:

	20 1 7		20 16
(Dollars in thousands)	Amount	Weighted A verage R ate	Amount	Weighted A verage R ate
Remaining term to maturity
1-6 months	$28,133	0.54%	$32,418	0.36%
7-12 months	37,439	0.95	25,424	0.45
13-36 months	39,382	1.14	36,111	0.81
Over 36 months	5,849	1.28	8,747	1.18
	$110,803	0.94	$102,700	0.61

At
December 31,
20
17
and
2016,
the Company had pledged mortgage loans and mortgage-backed and related securities with an amortized cost of approximately
$18.9
million and
$17.4
million, respectively, as collateral for certain deposits. An additional
$1.0
million letter of credit from the Federal Home Loan Bank (FHLB) was pledged at
December 31, 2016
as collateral on certain Bank deposits. This letter of credit matured in
August
of
2017
and was
not
renewed.

Interest expense on deposits is summarized as follows for the years ended
December 31
,
2017,
2016
and
2015:

(Dollars in thousands)	2017	2016	2015
NOW accounts	$77	50	17
Savings accounts	63	62	42
Money market accounts	560	366	347
Certificates	770	524	528
	$1,470	1,002	934